Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Revenue
Company-operated restaurant revenue	$ 80,861	$ 74,470	$ 238,432	$ 223,059	$ 294,327	$ 274,928
Franchise revenue	5,696	5,297	16,456	15,430	20,400	18,682
Total revenue	86,557	79,767	254,888	238,489	314,727	293,610
Cost of operations
Food and paper cost	25,881	23,705	75,834	70,608	93,589	85,428
Labor and related expenses	20,137	18,972	59,552	57,260	75,669	73,406
Occupancy and other operating expenses	18,102	16,393	51,091	47,791	63,150	61,636
Company restaurant expenses	64,120	59,070	186,477	175,659	232,408	220,470
General and administrative expenses	7,509	6,263	20,974	18,754	25,506	24,451
Franchise expenses	901	980	2,827	2,930	3,841	3,647
Depreciation and amortization	2,924	2,625	8,271	7,570	10,213	9,530
Loss on disposal of assets	118	153	609	734	868	966
Asset impairment and close-store reserves	22	25	415	126	(101)	1,494
Total expenses	75,594	69,116	219,573	205,773	272,735	260,558
Gain on disposition of restaurant	2,658		2,658		400
Income from operations	13,621	10,651	37,973	32,716	42,392	33,052
Interest expense, net	3,960	9,863	15,286	29,443	36,334	38,890
Early extinguishment of debt	5,082		5,082		21,530
Income tax receivable agreement expense	40,119		40,119
(Loss) income before provision for income taxes	(35,540)	788	(22,514)	3,273	(15,472)	(5,838)
(Benefit) provision for income taxes	(61,389)	(130)	(60,402)	2,005	1,401	2,027
Net Income (loss)	$ 25,849	$ 918	$ 37,888	$ 1,268	$ (16,873)	$ (7,865)
Net income per share
Basic and diluted					$ (0.59)	$ (0.27)
Basic	$ 0.76	$ 0.03	$ 1.24	$ 0.04
Diluted	$ 0.70	$ 0.03	$ 1.13	$ 0.04
Weighted average shares used in computing net loss per share
Basic and diluted					28,712,622	28,712,194
Basic	34,221,829	28,712,622	30,549,979	28,712,622
Diluted	37,171,670	29,564,795	33,499,820	29,564,795